Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Significant Accounting Policies [Abstract]
Schedule of Relevant Exchange Rates	The relevant exchange rates are listed below:
	For the Years Ended December 31
	2023	2022	2021

Period Ended RMB: USD exchange rate	7.0999	6.8972	6.3726
Period Average RMB: USD exchange rate	7.0809	6.7290	6.4508

Schedule of Property, Plant, and Equipment	Depreciation commences upon placing the asset in use and is recognized on a straight-line basis over the estimated useful lives of the assets with 5% of residual value, as follows:
Useful lives
Buildings	10 years
Machinery and equipment	3-10 years
Transportation vehicles	4 years
Office furniture and equipment	5-10 years
Electronic equipment	2-5 years

Schedule of Intangible Assets	Intangible assets consist of patents and a trademark. Intangible assets are amortized using the straight-line method with the following estimated useful lives:
Useful lives
Patents	10 years
Trademark	10 years